BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

The Brown Capital Management Small Company Fund
Ticker Symbol BCSIX (Investor Shares), BCSSX (Institutional Shares)

Supplement dated February 02, 2015 to the Fund’s Prospectuses and Statement of Additional Information (“SAI”) dated July 29, 2014

Portfolio Manager Change

     Effective January 20, 2015, Ms. Amy Y. Zhang no longer serves as part of the portfolio management team for the Brown Capital Management Small Company Fund. All references to Ms. Zhang in the Prospectuses and SAI are hereby deleted.

      Brown Capital Management Mutual Funds

      1-877-892-4BCM

     PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE